Condensed financial information of the parent company	12 Months Ended
Jun. 30, 2022
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 15 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of June 30, 2022 and 2021.

PARENT COMPANY BALANCE SHEETS

	June 30,	June 30,
	2022	2021
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$6,263	$1,943
Prepayments	20,625	130,088
Other receivables	3,715,962	—
Other receivables - related party	1,000,000	—
Security deposit	5,353	—
Intercompany receivables	1,343,033	19,163,736
Total current assets	6,091,236	19,295,767

OTHER ASSETS
Cost method investment	3,000,000	—
Investment in subsidiaries	25,869,765	—
Total other assets	28,869,765	—

Total assets	$34,961,001	$19,295,767

LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES
Convertible debenture, net	$—	$1,300,000
Other payable and accrued expenses	88,131	218,045
Other payable - related parties	217,914	720,809
Total current liabilities	306,045	2,238,854

OTHER LIABILITIES
Loss in excess of investment in subsidiaries	—	20,278,567

Total liabilities	306,045	22,517,421

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 300,000,000 shares authorized, 91,857,298 and 40,716,642 shares issued and outstanding as of June 30, 2022 and 2021, respectively	918,573	407,167
Additional paid-in capital	69,719,807	32,175,798
Deferred share compensation	—	(21,140)
Statutory reserves	—	1,670,367
Accumulated deficit	(35,983,424)	(38,574,620)
Accumulated other comprehensive income	—	1,120,774
Total shareholders' equity	34,654,956	(3,221,654)

Total liabilities and shareholders' equity	$34,961,001	$19,295,767

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended June 30,
	2022	2021	2020
OPERATING EXPENSES
General and administrative	$(4,080,304)	$(1,585,052)	$(2,512,271)
Stock compensation expense	(1,622,086)	(1,889,173)	(930,223)
Total operating expenses	(5,702,390)	(3,474,225)	(3,442,494)

LOSS FROM OPERATIONS	(5,702,390)	(3,474,225)	(3,442,494)

OTHER INCOME (EXPENSE)
Interest expense	(54,137)	(156,048)	(123,212)
Other finance expenses	(3,421)	(134,960)	(359,187)
Gain on debt settlement	823,749	125,215	—
Equity loss of subsidiaries	(25,934,865)	(41,969,501)	(952,049)
Gain on sale of subsidiaries	34,110,454	—	—
Total other income (expenses), net	8,941,780	(42,135,294)	(1,434,448)

NET INCOME (LOSS)	3,239,390	(45,609,519)	(4,876,942)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	444,240	1,976,992	(547,647)
COMPREHENSIVE INCOME (LOSS)	$3,683,630	$(43,632,527)	$(5,424,589)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended June 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$3,239,390	$(45,609,519)	$(4,876,942)
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Equity loss of subsidiaries	25,934,865	41,969,501	952,049
Stock compensation expense	1,622,086	1,889,173	930,223
Late payment penalty expense	—	—	500,000
Amortization of convertible debenture issuance cost and discount	—	131,688	357,853
Gain on debt settlement	(823,749)	(125,215)	—
Gain on sale of discontinued operations	(34,110,454)	—	—
Change in operating assets and liabilities
Other receivables	(686,750)	28,940	(28,940)
Prepayments	109,463	(111,682)	(18,406)
Security deposit	(5,353)	—	—
Accrued expenses	82,971	276,210	269,521
Intercompany	(27,620,586)	(9,200,351)	(3,567,750)
Net cash used in operating activities	(32,258,117)	(10,751,255)	(5,482,392)

CASH FLOWS FROM INVESTING ACTIVITIES:
Cost method investment	(3,000,000)	—	—
Net cash used in operating activities	(3,000,000)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	217,913	297,393	166,032
Proceeds from issuance of ordinary shares through private placements	—	8,992,165	—
Proceeds from issuance of ordinary shares through public offerings	35,044,524	—	—
Proceeds from convertible debentures, net of issuance costs	—	1,300,000	5,480,000
Net cash provided by financing activities	35,262,437	10,589,558	5,646,032

CHANGES IN CASH AND CASH EQUIVALENTS	4,320	(161,697)	163,640

CASH AND CASH EQUIVALENTS, beginning of year	1,943	163,640	—

CASH AND CASH EQUIVALENTS, end of year	$6,263	$1,943	$163,640

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares for acquisition	$—	$—	$2,658,909
Conversion of debts into ordinary shares	$—	741,785	—
Conversion of convertible debenture into ordinary shares	$1,300,000	$5,066,288	$857,165
Other receivable - related party from disposal of subsidiaries	$1,000,000	$—	—